Cover	May 19, 2025
Entity Information [Line Items]
Document Type	8-K/A
Entity Registrant Name	IES Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13783
Entity Tax Identification Number	76-0542208
Entity Address, Address Line One	13131 Dairy Ashford Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	713
Local Phone Number	860-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001048268
Amendment Flag	false
Trading Symbol	IESC
Document Period End Date	May 19, 2025